LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
Land Use Right [Abstract]
Land Rights and Mineral Rights Disclosure [Text Block]
11.	LAND USE RIGHT

Land use right represents prepaid lease payments to the local government in the PRC for the use of land where the Company's production facilities are located. Land use rights have a 50-year life commencing January 1, 2007 to December 2056.

The land use right is pledged as collateral to SPDB for the bank loans granted to the Company.

Amortization expenses were $6,556, $6,405 and $6,151 for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
$291,707